Related Party Debt (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2016	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015
Proceeds from member of management	$ 2,000,000		$ 275,000	$ 2,000,000
Proceeds from preferred stock					176,734
Debt discount				$ 42,742
Series B Preferred Stock [Member]
Proceeds from preferred stock	53,073	30,000		53,073
Member of Management [Member]
Proceeds from member of management	$ 60,000
Debt instruments interest rate	10.00%		10.00%
Debt maturity date beginning	Jun. 30, 2015
Debt maturity date ending	Mar. 31, 2020